Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2023
Profit or loss [abstract]
Basic and diluted loss per share

Note 22 — Basic and diluted loss per share

The calculation of the basic and diluted loss per share attributable to the shareholders of the Group is based on the following data:

Loss

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Loss for the purpose of basic and diluted loss	(1,525,032)	(95,835)

Number of shares

	June 30, 2023	June 30, 2022
Weighted average number of ordinary shares for the purposes of basic loss per share (ordinary shares)	-	1
Weighted average number of ordinary shares for the purposes of basic loss per share (Class A Ordinary Shares)	7,700,000	2,850,000
Weighted average number of ordinary shares for the purposes of basic loss per share (Class B Ordinary Shares)	3,457,818	100,000

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company had no dilutive shares as at June 30, 2023 and 2022.

The Group computes net loss per share of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of restricted stock units and other contingently issuable shares. The dilutive effect of outstanding restricted stock units and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method.

Each holder of Class A Ordinary Shares shall be entitled to ten (10) votes for each Class A Ordinary Share held and each holder of Class B Ordinary Shares shall be entitled to one (1) vote for each Class B Ordinary Share held as of the applicable date on any matter that is submitted to a vote or for the consent of members of the Company. Each holder of Class A Ordinary Shares or Class B Ordinary Shares shall be entitled, in the event of the Company’s winding up, to participate pro rata in the total assets of the Company, up to the amount of the total nominal value of their Class A Ordinary Shares or Class B Ordinary Shares only. No holder of Class A Ordinary Shares or Class B Ordinary Shares shall have any right to participate in any dividend declared by the Company.

The rights, including the liquidation and dividend rights, of the holders of our Class A Ordinary Shares and Class B Ordinary Shares are identical, except with respect to voting.

For the six months ended June 30, 2023 and 2022, the net loss per share amounts are the same for Class A Ordinary Shares and Class B Ordinary Shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2023 and 2022, which includes ordinary shares, Class A Ordinary Shares and Class B Ordinary Shares:

	For the six months ended June 30, 2023			For the six months ended June 30, 2022
	Ordinary shares	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A		Ordinary shares Class B
Net loss per share, basic and diluted
Numerator:
Allocation of undistributed net loss	-	(1,052,423)	(472,609)	-	(92,586)	(3,249)
Denominator:
Weighted average shares	-	7,700,000	3,457,848	1	2,850,000	100,000
Basic and diluted net loss per share	(0.14)	(0.14)	(0.14)	(0.03)	(0.03)	(0.03)